Securities purchased under agreements to resell (Tables)	12 Months Ended
Dec. 31, 2019
Summary of securities purchased under agreements to resell [Abstract]
Summary of securities purchased under agreements to resell

	2019	2018
Available portfolio	971,991	488,809

National Treasury Notes (NTNs)	771,099	65,136
Financial Treasury Bills (LFTs)	195,980	38,014
National Treasury Bills (LTNs)	4,912	385,659
Collateral held	8,518,099	6,081,800

National Treasury Bills (LTNs)	1,764,410	4,911,635
National Treasury Notes (NTNs)	6,753,689	1,170,165

Total	9,490,090	6,570,609